Natural and environmental resources	12 Months Ended
Dec. 31, 2018
Disclosure of Natural and environmental resources [Abstract]
Disclosure of natural and environmental resources explanatory [text Block]
14.	Natural and environmental resources

The following is the movement of natural resources and amortization and impairment for the years ended December 31, 2018 and 2017:

	Oil investments	Asset retirement cost	Exploration and evaluation (1)	Total
Cost
Balance as of December 31, 2017	50,183,858	2,215,263	4,508,808	56,907,929
Additions/capitalizations	3,579,982	(27,839)	1,499,685	5,051,828
Acquisition of interests in joint operations (2)	(12,065)	-	-	(12,065)
Increase in abandonment costs	-	733,609	34,063	767,672
Disposals	(79)	(2,080)	(87,953)	(90,112)
Dry wells (3)	(1,563)	-	(897,361)	(898,924)
Capitalized financial interests (4)	70,186	-	6,675	76,861
Exchange differences capitalized	5,961	-	567	6,528
Foreign currency translation	773,678	24,574	75,203	873,455
Transfers	(663,917)	(24,381)	(333,687)	(1,021,985)
Balance as of December 31, 2018	53,936,041	2,919,146	4,806,000	61,661,187

Accumulated amortization and impairment losses
Balance as of December 31, 2017	(34,014,963)	(1,584,701)	-	(35,599,664)
Depletion expense	(3,471,803)	(196,286)	-	(3,668,089)
Recovery (losses) for impairment (Nota 16)	414,208	(106)	-	414,102
Disposals	79	-	-	79
Foreign currency translation	(563,229)	(19,080)	-	(582,309)
Transfers	829,041	21,103	-	850,144
Balance as of December 31, 2018	(36,806,667)	(1,779,070)	-	(38,585,737)
Net balance as of December 31, 2017	16,168,895	630,562	4,508,808	21,308,265
Net balance as of December 31, 2018	17,129,374	1,140,076	4,806,000	23,075,450

(1)	The balance of oil investments in progress includes mainly investments made in the Purple Angel, Tayrona and unconventional hydrocarbons projects. In the developing fields, the most representative correspond to Castilla, Chichimene pilot and CPO09 re sanction.

(2)	Adjustment in the acquisition value of the participation of MCX Exploration USA LLC (see note 30.3).

(3)	Includes dry wells: 1) Ecopetrol America Inc: Leon 2) Hocol: Payero, Bonifacio, Pegaso-1 and Ocelote.

(4)	Borrowing costs are capitalized at the weighted average rate of borrowing costs. See Note 18 - Loans and financing.

	Oil investments	Asset retirement cost	Exploration and evaluation (1)	Total
Cost
Balance as of December 31, 2016	47,079,096	2,304,915	4,818,124	54,202,135
Additions/capitalizations	2,422,203	59,345	944,857	3,426,405
Acquisition of interests in joint operations (Note 30.3)	141,950	–	–	141,950
Adjustment to fair value of participation in joint operations(Note 30.3)	451,095	–	–	451,095
Increase (decrease) in abandonment costs	224	(143,241)	25,935	(117,082)
Disposals	(38,072)	(629)	(214,850)	(253,551)
Dry wells (2)	–	–	(898,264)	(898,264)
Capitalized financial interests	72,395	–	9,952	82,347
Exchange differences capitalized	4,913	–	675	5,588
Foreign currency translation	(62,446)	(573)	(14,504)	(77,523)
Transfers (3)	112,500	(4,554)	(163,117)	(55,171)
Balance as of December 31, 2017	50,183,858	2,215,263	4,508,808	56,907,929
Accumulated amortization and impairment losses
Balance as of December 31, 2016	(30,470,415)	(1,390,673)	–	(31,861,088)
Depletion expense	(3,979,179)	(194,140)	–	(4,173,319)
Recovery (losses) for impairment (Note 16)	376,934	–	–	376,934
Disposals	37,808	290	–	38,098
Foreign currency translation	42,114	245	–	42,359
Transfers (3)	(22,225)	(423)	–	(22,648)
Balance as of December 31, 2017	(34,014,963)	(1,584,701)	–	(35,599,664)
Net balance as of December 31, 2016	16,608,681	914,242	4,818,124	22,341,047
Net balance as of December 31, 2017	16,168,895	630,562	4,508,808	21,308,265

(1)
The balance of exploration and evaluation includes mainly investments made in the Purple Angel, Tayrona and unconventional hydrocarbons projects and in the developing fields, Piedemonte, Castilla y Tibú.

(2)
Includes mainly dry wells in operation of: 1) Ecopetrol S.A. for (COP$450,524): Kronos, Brama, Catfish and Venus, among others, 2) Ecopetrol America Inc for (COP$312,684): Warrior # 2 and Parmer and 3) Ecopetrol Costa Afuera for (COP$57,877): Molusco.

(3)	Corresponds mainly to transfers to property, plant and equipment.

Accounting for suspended exploratory wells

The following table shows the classification by age, from the completion date, of the exploratory wells that are suspended as of December 31, 2018, 2017 and 2016:

	2018	2017	2016
Between 1 and 3 years (a)	496,871	600,767	1,300,874
Between 3 and 5 years (b)	375,371	791,261	197,997
More than 5 years (c)	273,764	250,219	153,552
Total suspended exploratory wells	1,146,006	1,642,247	1,652,423
Number of projects exceeding 1 year	24	24	24
Wells under 1 year of suspension	9,511	2,480	528,313

(a)
As of December 2018, suspended exploratory wells correspond mainly to Ecopetrol: Purple Angel, Caronte and discovery wells of Ecopetrol America Inc: Warrior 1. As of December 31, 2017 suspended exploratory wells correspond mainly to discovery wells of Ecopetrol America Inc: Leon 2 and Warrior 1, which were under evaluation.

(b)	For 2018, the balance corresponds mainly to wells of Ecopetrol S.A.: Orca 1, Tiribita 1A and Tiribita 3, which are under evaluation.

(c)	Correspond mainly to i) Ecopetrol S.A.: Quifa, Purple Angel-1 and Gordon-1, which are under evaluation; and ii) Offshore International Group, temporarily abandoned for future production plans.